February 23, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	OFI Carlyle Global Private Credit Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of OFI Carlyle Global Private Credit Fund (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940. The purpose of this filing is to complete any outstanding items and to respond to written comments provided on January 12, 2018.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz